Other components of equity	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Other components of equity
28.	Other components of equity

(a)	The movement of Currency translation reserve is as follows:

	Year ended March 31,
	2019		2019		2018		2017
	(In millions)
Balance at the beginning	US$	714.2	Rs.	49,388.8	Rs.	(50,933.2)	Rs.	45,936.6
Exchange differences arising on translating the net assets of foreign operations (net)		(295.2)		(20,414.1)		96,211.5		(93,822.8)
Net change in translation reserve – equity accounted investees (net)		(8.5)		(586.1)		4,110.5		(3,047.0)

Balance at the end	US$	410.5	Rs.	28,388.6	Rs.	49,388.8	Rs.	(50,933.2)

(b)	The movement of Equity instruments held as fair value through other comprehensive income(FVTOCI) is as follows:

	Year ended March 31,
	2019		2019		2018		2017
	(In millions)
Balance at the beginning	US$	—	Rs.	—	Rs.		Rs.
Effect of transition to IFRS 9 (refer note 2(x))		20.1		1,392.8
Other Comprehensive income for the year		6.3		438.1		—		—
Income tax relating to gain/(loss) recognized on equity investments, where applicable		0.1		3.9		—		—
Profit on sale of equity investments reclassified to retained earnings		(0.7)		(49.3)		—		—

Balance at the end	US$	25.8	Rs.	1,785.5	Rs.	—	Rs.	—

(c)	The movement of Available-for-sale investments reserve is as follows:

	Year ended March 31,
	2019		2019		2018		2017
	(In millions)
Balance at the beginning	US$	20.6	Rs.	1,422.1	Rs.	1,062.8	Rs.	274.6
Effect of transition to IFRS 9 (refer note 2(x))		(20.6)		(1,422.1)
Gain/(loss) arising on revaluation of available-for-sale investments (net)		—		—		565.8		905.6
Income tax relating to gain/loss arising on revaluation of available-for-sale investments (net), where applicable		—		—		(16.2)		(16.0)
Cumulative (gain)/loss reclassified to profit or loss on available-for-sale investments (net)		—		—		(169.2)		(143.9)
Income tax relating to cumulative gain/loss reclassified to profit or loss on available-for-sale investments (net), where applicable		—		—		45.2		42.5
Net change in share of available-for-sale investments reserves – equity accounted investees (net)		—		—		(66.3)		—

Balance at the end	US$	—	Rs.	—	Rs.	1,422.1	Rs.	1,062.8

(d)	The movement of Hedging reserve is as follows:

	Year ended March 31,
	2019		2019		2018		2017
	(In millions)
Balance at the beginning	US$	(567.2)	Rs.	(39,224.0)	Rs.	(206,143.3)	Rs.	(84,860.0)
Effect of transition to IFRS 9 (refer note 2(x))		(40.8)		(2,819.8)		—		659.5
Gain/(loss) recognized on cash flow hedges		(1,298.9)		(89,824.6)		104,219.6		(258,874.4)
Income tax relating to gain/loss recognized on cash flow hedges		245.5		16,974.8		(19,598.8)		49,566.0
(Gain)/loss reclassified to profit or loss		1,155.4		79,903.6		101,603.1		109,106.8
Income tax relating to gain/loss reclassified to profit or loss		(219.5)		(15,181.1)		(19,304.6)		(21,741.2)
Amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges		(187.4)		(12,959.4)		—		—
Tax on amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges		35.7		2,462.3		—		—

Balance at the end	US$	(877.2)	Rs.	(60,668.2)	Rs.	(39,224.0)	Rs.	(206,143.3)

(e)	The movement of Cost of Hedging reserve is as follows:

	Year ended March 31,
	2019		2019		2018		2017
	(In millions)
Balance at the beginning	US$	(64.7)	Rs.	(4,473.1)	Rs.	(6,704.6)	Rs.	—
Effect of transition to IFRS 9 (refer note 2(x))		3.0		204.8		—		(3,140.5)
Gain/(loss) recognized on cash flow hedges		(10.8)		(746.6)		1,873.5		(4,084.8)
Income tax relating to gain/loss recognized on cash flow hedges		3.0		207.5		(398.2)		752.1
(Gain)/loss reclassified to profit or loss		9.5		659.3		933.6		(289.3)
Income tax relating to gain/loss reclassified to profit or loss		(1.8)		(125.3)		(177.4)		57.9
Amounts removed from hedge reserve and recognized in inventory		25.0		1,727.8		—		—
Income tax related to amounts removed from hedge reserve and recognized in inventory		(4.7)		(328.3)		—		—

Balance at the end	US$	(41.5)	Rs.	(2,873.9)	Rs.	(4,473.1)	Rs.	(6,704.6)

(f)	Summary of Other components of equity:

	Year ended March 31,
	2019		2019		2018		2017
	(In millions)
Currency translation reserve	US$	410.5	Rs.	28,388.6	Rs.	49,388.8	Rs.	(50,933.2)
Available-for-sale investments reserve		—		—		1,422.1		1,062.8
Investments reserve		25.8		1,785.5		—		—
Hedging reserve		(877.2)		(60,668.2)		(39,224.0)		(206,143.3)
Cost of hedge reserve		(41.6)		(2,873.9)		(4,473.1)		(6,704.6)

Total	US$	(482.5)	Rs.	(33,368.0)	Rs.	7,113.8	Rs.	(262,718.3)